ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	Dec. 31, 2020
Yao Wang
Organization
Percentage of shareholdings	100.00%
1 Pharmacy Technology
Organization
Percentage of shareholdings	86.00%